Finance result	12 Months Ended
Dec. 31, 2020
Finance result
Finance result

23    Finance result

	2020	2019	2018
Income from financial investments	2,263	18,443	11,633
Changes in fair value of financial investments (a)	17,111	28,886	4,322
Changes in fair value of derivative instruments (b)	16,147	18,599	19,839
Foreign exchange gains	1,930	1,745	138
Interest income	4,721	1,042	—
Other	3,039	3,332	686
Finance income	45,211	72,047	36,618
Changes in fair value of derivative instruments (b)	(15,585)	(18,126)	(19,180)
Changes in accounts payable to selling shareholders (Note 17)	(20,330)	(89,403)	(130,378)
Interest in acquisition of investments (c)	(68,379)	(42,206)	(9,781)
Financial discounts granted	(2,248)	(3,343)	(1,911)
Foreign exchange loss	(1,742)	(2,300)	(34,573)
Interest in lease liabilities	(3,036)	(1,489)	—
Interest on loans and financing	(19,862)	(1,002)	—
Other	(10,831)	(12,986)	(2,972)
Finance costs	(142,013)	(170,855)	(198,795)
Finance result	(96,802)	(98,808)	(162,177)
(a)	Refers to gains on financial investments measured at FVPL.
(b)	Refers to changes in the fair value of derivative financial instruments, comprised of the put and call options from business acquisitions and investments in associates and joint ventures.
(c)	Refer to interest expense on liabilities related to business combinations and investments in associates.